INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventories consist of the following:
	As of December 31,
	2019	2018
Raw materials	$90,605	$72,144
Work in process	91,537	92,047
Finished goods	10,114	6,587
	$192,256	$170,778